Restructuring (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Restructuring [Abstract]
Summary of Restructuring Activities and Related Reserves

	Severance and employee benefits	Environmental remediation	Inventory writedowns	Site demolition	Other	Total
(Dollars in millions)
Reserve at December 31, 2011	$1.8	$6.7	$0.0	$6.2	$1.2	$15.9
Charges	0.0	0.0	0.3	0.0	0.0	0.3
Costs charged against assets	0.0	0.0	(0.3)	0.0	0.0	(0.3)
Reversals	(0.1)	0.0	0.0	0.0	0.0	(0.1)
Cash paid	(0.9)	0.0	0.0	0.0	(0.2)	(1.1)
Currency translation	0.0	0.2	0.0	0.2	0.0	0.4

Reserve at March 31, 2012	$0.8	$6.9	$0.0	$6.4	$1.0	$15.1

	Severance and employee benefits	Environmental remediation	Asset impairment	Inventory writedowns	Site demolition	Other	Total
(Dollars in millions)
Reserve at January 1, 2011	$0.0	$0.0	$0.0	$0.0	$0.0	$0.0	$0.0
Charges	3.4	6.7	20.2	3.3	6.2	1.2	41.0
Costs charged against assets	0.0	0.0	(20.2)	(3.3)	0.0	0.0	(23.5)
Cash paid	(1.6)	0.0	0.0	0.0	0.0	0.0	(1.6)

Reserve at December 31, 2011	$1.8	$6.7	$0.0	$0.0	$6.2	$1.2	$15.9